ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Suppliers	$ 5,392	$ 4,789
Employee and related costs	8,598	6,310
Government commitment	2,546	2,265
Other	0	244
Accounts payable and accrued expenses net	$ 16,536	$ 13,608